Right-of-use assets (Narrative) (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Deposits	$ 23,604	$ 21,367	$ 19,341	$ 0
New Office Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Deposits	$ 33,726		$ 33,726